Segmented Information	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Segmented Information

Note 19     Segmented Information

The Company’s reporting segments are Asia, Canadian, U.S. and Corporate and Other Divisions. Each division manages profit and loss, develops products and services, defines distribution strategies based on the profile and needs of its business and market in which it operates. The significant product and service offerings of each division are as follows:

Protection (Asia, Canadian and U.S. Divisions). Includes a variety of individual life insurance and individual and group long-term care insurance. Products are distributed through multiple distribution channels, including insurance agents, brokers, banks, financial planners and direct marketing.

Wealth and Asset Management (Asia, Canadian and U.S. Divisions). Offers pension contracts and mutual fund products and services. These businesses also offer a variety of retirement products to group benefit plans. These businesses distribute products through multiple distribution channels, including insurance agents and brokers affiliated with the Company, securities brokerage firms, financial planners, pension plan sponsors, pension plan consultants and banks.

Other Wealth (Asia, Canadian and U.S. Divisions). Includes annuities, single premium and banking products. Manulife Bank of Canada offers a variety of deposit and credit products to Canadian customers. Annuity contracts provide non-guaranteed, partially guaranteed and fully guaranteed investment options through general and separate account products. These businesses distribute products through multiple distribution channels, including insurance agents and brokers affiliated with the Company, financial planners and banks.

Corporate and Other Segment. Comprised of investment performance on assets backing capital, net of amounts allocated to operating divisions and financing costs; Property and Casualty (“P&C”) Reinsurance Business; as well as run-off reinsurance operations including variable annuities and accident and health.

Certain allocation methodologies are employed in the preparation of segmented financial information. Indirect expenses are allocated to business segments using allocation formulas applied on a consistent basis, while capital is apportioned to the Company’s business segments using a risk based methodology. The impact of changes in actuarial methods and assumptions (refer to note 8) reported in the Consolidated Statements of Income, is included in the Corporate and Other segment.

Effective January 1, 2017, the operations of Manulife Asset Management are being reflected in the respective Divisional results. These operations were reported in the Corporate and Other division for 2016.

By segment

As at and for the year ended December 31, 2017	Asia Division	Canadian Division	U.S. Division	Corporate and Other	Total
Revenue
Premium income
Life and health insurance	$13,145	$4,322	$6,778	$110	$24,355
Annuities and pensions	2,568	443	844	–	3,855
Net premium income	15,713	4,765	7,622	110	28,210
Net investment income	4,080	4,573	10,649	65	19,367
Other revenue	1,739	3,517	6,166	(676)	10,746
Total revenue	21,532	12,855	24,437	(501)	58,323
Contract benefits and expenses
Life and health insurance	11,961	5,644	16,464	461	34,530
Annuities and pensions	2,051	1,813	907	–	4,771
Net benefits and claims	14,012	7,457	17,371	461	39,301
Interest expense	164	307	37	631	1,139
Other expenses	4,937	4,435	6,050	(40)	15,382
Total contract benefits and expenses	19,113	12,199	23,458	1,052	55,822
Income (loss) before income taxes	2,419	656	979	(1,553)	2,501
Income tax recovery (expense)	(403)	95	(1,275)	1,344	(239)
Net income (loss)	2,016	751	(296)	(209)	2,262
Less net income (loss) attributed to:
Non-controlling interests	197	–	–	(3)	194
Participating policyholders	(30)	(6)	–	–	(36)
Net income (loss) attributed to shareholders	$1,849	$757	$(296)	$(206)	$2,104
Total assets	$105,233	$220,755	$383,528	$20,017	$729,533

As at and for the year ended December 31, 2016	Asia Division	Canadian Division	U.S. Division	Corporate and Other	Total
Revenue
Premium income
Life and health insurance	$12,111	$4,366	$6,703	$88	$23,268
Annuities and pensions	3,474	606	284	–	4,364
Net premium income	15,585	4,972	6,987	88	27,632
Net investment income	2,143	4,255	7,980	146	14,524
Other revenue	1,566	3,480	5,591	544	11,181
Total revenue	19,294	12,707	20,558	778	53,337
Contract benefits and expenses
Life and health insurance	10,435	5,207	10,829	806	27,277
Annuities and pensions	2,913	1,179	2,765	–	6,857
Net benefits and claims	13,348	6,386	13,594	806	34,134
Interest expense	146	305	45	517	1,013
Other expenses	4,241	4,279	5,619	722	14,861
Total contract benefits and expenses	17,735	10,970	19,258	2,045	50,008
Income (loss) before income taxes	1,559	1,737	1,300	(1,267)	3,329
Income tax recovery (expense)	(243)	(250)	(166)	463	(196)
Net income (loss)	1,316	1,487	1,134	(804)	3,133
Less net income (loss) attributed to:
Non-controlling interests	115	–	–	28	143
Participating policyholders	60	1	–	–	61
Net income (loss) attributed to shareholders	$1,141	$1,486	$1,134	$(832)	$2,929
Total assets	$92,843	$214,820	$386,619	$26,399	$720,681

The results of the Company’s business segments differ from geographic segment primarily due to the allocation of Company’s Corporate and Other division into the geographic segments to which its businesses relate.

By geographic location

As at and for the year ended December 31, 2017	Asia	Canada	U.S.	Other	Total
Revenue
Premium income
Life and health insurance	$13,215	$3,894	$6,780	$466	$24,355
Annuities and pensions	2,568	443	844	–	3,855
Net premium income	15,783	4,337	7,624	466	28,210
Net investment income	4,258	4,642	10,407	60	19,367
Other revenue	1,632	3,187	5,911	16	10,746
Total revenue	$21,673	$12,166	$23,942	$542	$58,323

As at and for the year ended December 31, 2016	Asia	Canada	U.S.	Other	Total
Revenue
Premium income
Life and health insurance	$12,184	$3,909	$6,705	$470	$23,268
Annuities and pensions	3,474	606	284	–	4,364
Net premium income	15,658	4,515	6,989	470	27,632
Net investment income	2,368	4,096	7,880	180	14,524
Other revenue	1,608	3,443	6,105	25	11,181
Total revenue	$19,634	$12,054	$20,974	$675	$53,337